UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2006
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Harrington Investments Incorporated
Address:  	1001 Second Street, Suite 325
            	Napa, California 94559

Form 13F File Number:
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John C. Harrington
Title:    President/CEO
Phone:    (707) 252 6166

Signature, Place, and Date of Signing:

/S/John C. Harrington	                    Napa, CA 94559           12/31/06
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                          -----------------
Form 13F Information Table Entry Total:          96
                                          -----------------
Form 13F Information Table Value Total:   $      98873
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number            Name

       --------            ----------------------          --------------
[Repeat as necessary.]


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

                                                       SUMMARY TABLE
                                                       31-Dec-06
                                                                                                       VOTING
NAME OF ISSUER                 TITLE          CUSIP      VALUE   SHARES/ SH/ PUT/ INVESTMT  OTHER      AUTHORITY
                               OF CLASS                  x$1000) PRN AMT PRN CALL DSCRETN   MANAGERS   SOLE
3M CO                          COM            88579Y101  2556    33763   SH       SOLE       N/A       33763
AMERICAN EXPRESS CO            COM            025816109  2287    38250   SH       SOLE       N/A       38250
AMGEN INC                      COM            031162100  2285    35500   SH       SOLE       N/A       35500
APPLE COMPUTER INC             COM            037833100  2473    29800   SH       SOLE       N/A       29800
APPLIED MATLS INC              COM            038222105  1406    74600   SH       SOLE       N/A       74600
AQUA AMERICA INC               COM            03836W103  89      15529   SH       SOLE       N/A       15529
AT&T INC                       COM            00206R102  2404    71500   SH       SOLE       N/A       71500
BALLARD PWR SYS INC            COM            05858H104  6       1000    SH       SOLE       N/A       1000
BANK OF AMERICA CORPORATION    COM            060505104  3121    59948   SH       SOLE       N/A       59948
BEMIS INC                      COM            081437105  469     16300   SH       SOLE       N/A       16300
BERKSHIRE HATHAWAY INC DEL     CL B           084670207  33      9       SH       SOLE       N/A       9
BLACKBAUD INC                  COM            09227Q100  234     9000    SH       SOLE       N/A       9000
BP PLC                         SPONSORED ADR  055622104  34      500     SH       SOLE       N/A       500
CHUBB CORP                     COM            171232101  2349    45500   SH       SOLE       N/A       45500
CISCO SYS INC                  COM            17275R102  1999    75300   SH       SOLE       N/A       75300
CITIGROUP INC                  COM            172967101  46      833     SH       SOLE       N/A       833
CMGI INC                       COM            125750109  3       2000    SH       SOLE       N/A       2000
CURRENCY SHARES EURO TR        EURO SHS       23130C108  370     1800    SH       SOLE       N/A       1800
DEVON ENERGY CORP NEW          COM            25179M103  2559    40050   SH       SOLE       N/A       40050
DISNEY WALT CO                 COM DISNEY     254687106  102     2973    SH       SOLE       N/A       2973
DONALDSON INC                  COM            257651109  174     5000    SH       SOLE       N/A       5000
DYNEGY INC NEW                 CL A           26816Q101  0       24      SH       SOLE       N/A       24
EBAY INC                       COM            278642103  328     11900   SH       SOLE       N/A       11900
ECOLAB INC                     COM            278865100  2237    52900   SH       SOLE       N/A       52900
EMERSON ELEC CO                COM            291011104  3379    38515   SH       SOLE       N/A       38515
ENERGEN CORP                   COM            29265N108  2011    55843   SH       SOLE       N/A       55843
EXXON MOBIL CORP               COM            30231G102  336     4346    SH       SOLE       N/A       4346
FORTUNE BRANDS INC             COM            349631101  1943    23700   SH       SOLE       N/A       23700
FRESENIUS MED CARE AG & CO KGA SPONSORED ADR  358029106  22      500     SH       SOLE       N/A       500
FUEL TECH INC                  COM            359523107  96      6900    SH       SOLE       N/A       6900
GALLAHER GROUP PLC             SPONSORED ADR  363595109  810     9000    SH       SOLE       N/A       9000
GENENTECH INC                  COM NEW        368710406  16      200     SH       SOLE       N/A       200
GENERAL ELECTRIC CO            COM            369604103  30      800     SH       SOLE       N/A       800
GLAXOSMITHKLINE PLC            SPONSORED ADR  37733W105  1686    28050   SH       SOLE       N/A       28050
GRAINGER W W INC               COM            384802104  717     10450   SH       SOLE       N/A       10450
HARLEY DAVIDSON INC            COM            412822108  983     21600   SH       SOLE       N/A       21600
HAWAIIAN HOLDINGS INC          COM            419870100  1393    62000   SH       SOLE       N/A       62000
HEALTH CARE PPTY INVS INC      COM            421915109  3000    83575   SH       SOLE       N/A       83575
HEINZ H J INC                  COM            423074103  675     15000   SH       SOLE       N/A       15000
HERSHEY CO                     COM            427866108  87      1752    SH       SOLE       N/A       1752
HONDA MOTOR LTD                AMERN SHS      438128308  1178    29800   SH       SOLE       N/A       29800
IAC INTERACTIVE CORP           COM NEW        44919P300  150     7850    SH       SOLE       N/A       7850
ICICI BANK LTD                 ADR            45104G104  977     23400   SH       SOLE       N/A       23400
ILLINOIS TOOL WKS INC          COM            452308109  2049    42750   SH       SOLE       N/A       42750
INFOSYS STECHNOLOGIES INC      SPONSORED ADR  456788108  131     2400    SH       SOLE       N/A       2400
ING GROEP NV                   SPONSORED ADR  456837103  2613    60000   SH       SOLE       N/A       60000
INTEL CORP                     COM            458140100  1799    89050   SH       SOLE       N/A       89050
INTERNATIONAL BUSINESS MACHS   COM            459200101  1362    17121   SH       SOLE       N/A       17121
JOHNSON & JOHNSON              COM            478160104  2919    44517   SH       SOLE       N/A       44517
KB HOME                        COM            48666K109  185     200     SH       SOLE       N/A       200
KIMBERLY CLARK CORP            COM            494368103  14      200     SH       SOLE       N/A       200
KINDERMORGAN INC KANS          COM            49455P101  597     5650    SH       SOLE       N/A       5650
KT CORP                        SPONSORED ADR  48268K101  119     5200    SH       SOLE       N/A       5200
LOGITECH INTL S A              SHS            H50430232  1213    44600   SH       SOLE       N/A       44600
LOWES COS INC                  COM            548661107  1894    57692   SH       SOLE       N/A       57692
MARTHA STEWART LIVING OMNIME   CL A           573083102  7       300     SH       SOLE       N/A       300
MEDTRONIC INC                  COM            585055106  2655    49812   SH       SOLE       N/A       49812
MERCK & CO INC                 COM            589331107  187     4387    SH       SOLE       N/A       4387
MICROSOFT CORP                 COM            594918104  2633    88191   SH       SOLE       N/A       88191
MILLENNIUM PHARMACEUTICALS I   COM            599902103  4       400     SH       SOLE       N/A       400
NEWELL RUBBERMAID INC          COM            651229106  550     14200   SH       SOLE       N/A       14200
NOKIA CORP                     SPONSORED ADR  654902204  951     44000   SH       SOLE       N/A       44000
NORTHWEST NAT GAS              COM            667655104  1379    35800   SH       SOLE       N/A       35800
NUCOR CORP                     COM            670346105  1697    36050   SH       SOLE       N/A       36050
ORACLE CORP                    COM            68389X105  17      1000    SH       SOLE       N/A       1000
PEETS COFFEE & TEA INC         COM            705560100  7       250     SH       SOLE       N/A       250
PEPSICO INC                    COM            713448108  22      355     SH       SOLE       N/A       355
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR  71654V408  82      800     SH       SOLE       N/A       800
PITNEY BOWES INC               COM            724479100  12      253     SH       SOLE       N/A       253
PROCTER & GAMBLE CO            COM            742718109  3467    54839   SH       SOLE       N/A       54839
REGIONS FINANCIAL CORP NEW     COM            7591EP100  11      300     SH       SOLE       N/A       300
ROYAL DUTCH SHELL PLC          SPONS ADR A    780257804  26      367     SH       SOLE       N/A       367
SAFEWAY INC                    COM NEW        786514208  4       126     SH       SOLE       N/A       126
SANOFI AVENTIS                 SPONSORED ADR  80105N105  880     17150   SH       SOLE       N/A       17150
SAP AKTIENGESELLSCHAFT         SPONSORED ADR  803054204  515     11100   SH       SOLE       N/A       11100
SASOL LTD                      SPONSORED ADR  803866300  1011    23200   SH       SOLE       N/A       23200
SCHERING PLOUGH CORP           COM            806605101  25      1050    SH       SOLE       N/A       1050
SCHWAB CHARLES CORP NEW        COM            808513105  64      4800    SH       SOLE       N/A       4800
SONY CORP                      ADR NEW        835699307  1246    28600   SH       SOLE       N/A       28600
STARBUCKS CORP                 COM            855244109  195     3300    SH       SOLE       N/A       3300
STREETRACKS GOLD TR            GOLD SHS       863307104  1037    13100   SH       SOLE       N/A       13100
STRYKER CORP                   COM            863667101  1339    23300   SH       SOLE       N/A       23300
SUNOCO INC                     COM            86764P109  2021    33600   SH       SOLE       N/A       33600
SYSCO CORP                     COM            871829107  2599    71761   SH       SOLE       N/A       71761
TARGET CORP                    COM            87612E106  1379    24560   SH       SOLE       N/A       24560
TELECOM CORP NEW ZEALAND LTD   SPONSORED ADR  879278208  686     26000   SH       SOLE       N/A       26000
TIME WARNER INC                COM            887317105  266     12200   SH       SOLE       N/A       12200
UNITED PARCEL SERVICE INC      CL B           911312106  1470    21000   SH       SOLE       N/A       21000
UNITED STATES OIL FUND LP      UNITS          91232N108  178     3750    SH       SOLE       N/A       3750
UNITEDHEALTH GROUP INC         COM            91324P102  1384    27250   SH       SOLE       N/A       27250
VA SOFTWARE CORP               COM            91819B105  0       39      SH       SOLE       N/A       39
VERIZON COMMUNICATIONS         COM            92343V104  1241    36815   SH       SOLE       N/A       36815
WACHOVIA CORP 2ND NEW          COM            929903102  2110    37700   SH       SOLE       N/A       37700
WALGREEN CO                    COM            931422109  1322    27000   SH       SOLE       N/A       27000
WASHINGTON MUT INC             COM            939322103  1915    48300   SH       SOLE       N/A       48300
WHOLE FOODS MKT INC            COM            966837106  333     15550   SH       SOLE       N/A       15550

                                                         98873